Receivables from Customers and Broker-Dealers and Clearing Organization, Net (Details) - Schedule of Allowance for Expected Credit Losses for Receivables From Customers and Broker-Dealers and Clearing Organizations - USD ($)
$ in Thousands
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Allowance for Expected Credit Losses for Receivables From Customers and Broker-Dealers and Clearing Organizations [Abstract]
Beginning balance	$ 223	$ 205
Allowance for expected credit losses recognized	444	18
Write-offs	(77)
Ending balance	$ 590	$ 223